Marketable Securities - Schedule of Fair Value Marketable Securities By Type of Security (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Amortized Cost	$ 57,650	$ 101,027
Unrealized Gains	49	4
Unrealized Losses		(45)
Fair value	57,699	100,986
U.S. Government Agency Treasuries and Securities
Marketable Securities [Line Items]
Amortized Cost	57,650	101,027
Unrealized Gains	49	4
Unrealized Losses		(45)
Fair value	$ 57,699	$ 100,986